Summary of Significant Accounting Policies (Detail) (USD $)	6 Months Ended	12 Months Ended								6 Months Ended		12 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 02, 2012	Oct. 31, 2011	Apr. 30, 2011	Mar. 31, 2010	Dec. 31, 2011 Market [Member]	Jun. 30, 2012 Privately-Held Equity Securities [Member] Minimum [Member]	Jun. 30, 2012 Privately-Held Equity Securities [Member] Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Feb. 02, 2012 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2012 ClearPoint System Reusable Components [Member]	Jun. 30, 2011 ClearPoint System Reusable Components [Member]	Jun. 30, 2012 Development Services [Member]	Jun. 30, 2012 Development Services for Other Third Parties [Member]	Dec. 31, 2011 The 2011 Junior Secured Convertible Note Payable [Member]	Dec. 31, 2011 Licensing Agreements [Member]	Dec. 31, 2010 Licensing Agreements [Member]
Revenue, Net (in Dollars)															$ 87,000	$ 91,000	$ 241,000	$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Fair Value Inputs, Discount Rate										22.00%	35.00%	22.00%		35.00%
Fair Value Inputs, Discount for Lack of Marketability										15.00%	35.00%	15.00%		35.00%
Fair Value Inputs, Discount Rate for Lack of Control										20.00%	30.00%	20.00%		30.00%
Concentration Risk, Percentage												12.00%		17.00%
Derivative Liability, Fair Value, Net (in Dollars)		0
Debt Instrument, Interest Rate, Stated Percentage		8.00%		4.50%	10.00%	10.00%	10.00%	10.00%	10.00%				0.00%						3.50%
Property, Plant and Equipment, Estimated Useful Lives	five	five										five		seven
Finite-Lived Intangible Assets, Net (in Dollars)																				27,000	45,000
Finite-Lived Intangible Assets, Accumulated Amortization (in Dollars)																				63,000	45,000
Finite-Lived Intangible Assets, Future Amortization Expense, Annual (in Dollars)																				18,000
Business Acquisition, Contingent Consideration, at Fair Value (in Dollars)		40,000
Other Deferred Costs, Net (in Dollars)				366,503
Revenue from Grants (in Dollars)			$ 415,615
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance		100.00%